Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Changes in non-cash working capital items

	Years Ended December 31
	2024	2023
Trade receivables	$(47,861)	$(117,297)
Prepaids and other assets	8,531	(76,882)
Trade payables	35,178	236,560
Share-based compensation liability	(11,000)	(18,340)
Dividends payable	(783)	18,381
Non-cash working capital disposed or acquired (note 4)	(6,390)	(230,012)
	$(22,325)	$(187,590)
Changes in non-cash working capital related to:
Operating activities	$(17,922)	$(220,895)
Financing activities	6,200	(3,068)
Investing activities	(11,375)	46,810
Transfers to equity	(1,167)	—
Foreign currency translation on non-cash working capital	1,939	(10,437)
	$(22,325)	$(187,590)

Employee compensation costs
The following table details the amount of total employee compensation costs included in the operating expense and general and administrative expense.

	Years Ended December 31
	2024	2023
Operating	$24,287	$17,975
General and administrative	64,065	49,633
Total employee compensation costs	$88,352	$67,608